S000012717 [Member] Investment Objectives and Goals - GLOBAL REAL ESTATE INDEX FUND	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	GLOBAL REAL ESTATE INDEX FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide investment results approximating the overall performance of the securities included in the MSCI ACWI IMI Core Real Estate Index (the “Index”).